Interim Consolidated Balance Sheets (Unaudited)	Dec. 31, 2025 USD ($)	Dec. 31, 2025 SGD ($)	Jun. 30, 2025 SGD ($)
Non-current assets
Right-of-use-assets	$ 4,337,727	$ 5,577,883	$ 4,949,372
Property and equipment	250,390	321,977	388,657
Investments	78	100
Deferred tax assets	37,231	47,875	47,875
Total Non-current assets	4,625,426	5,947,835	5,385,904
Current assets
Inventories	258,834	332,834	489,062
Trade and other receivables	8,325,773	10,752,128	9,489,266
Cash and cash equivalents	1,044,640	1,343,303	3,044,466
Deferred offering costs	25,000	32,148	31,797
Current tax assets			239,407
Total Current assets	10,989,114	14,176,918	13,293,998
Total assets	15,614,540	20,124,753	18,679,902
Non-current liability
Deferred tax liabilities	30,138	38,755	123,810
Borrowings	4,696,676	6,039,456	2,956,727
Total Non-current liabilities	4,726,814	6,078,211	3,080,537
Current liabilities
Trade and other payables	2,857,775	3,674,813	6,574,785
Borrowings	2,289,738	2,944,374	2,121,119
Amount due to related parties	690,384	887,764	1,450,305
Asset retirement obligation	11,665	15,000	15,000
Provision for income tax
Total Current liabilities	5,849,562	7,521,951	10,161,209
Total liabilities	10,576,376	13,600,162	13,241,746
NET ASSETS	5,038,164	6,524,591	5,438,156
Capital attributable to equity holders of the Group
Share capital	25,609,109	34,208,562	34,208,562
Merger reserve arising from group restructuring	(18,362,500)	(24,455,170)	(24,455,170)
Retained earnings	(2,564,554)	(3,685,620)	(3,954,948)
Translation reserve	(29,903)	(38,452)	(463,787)
Share based payment reserve	195,273	250,000	100,000
Non-controlling interest	190,739	245,271	3,499
Total equity	5,038,164	6,524,591	5,438,156
Total for all related parties [member]
Current assets
Amount due from related parties	1,062,684	1,366,505
Third party [member]
Current assets
Amount due from related parties	$ 272,183	$ 350,000